Document and Entity Information	Nov. 22, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 22, 2023
Entity Registrant Name	VMWARE LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-33622
Entity Tax Identification Number	94-3292913
Entity Address Address Line 1	3401 Hillview Avenue
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94304
City Area Code	650
Local Phone Number	427-5000
Entity Information Former Legal Or Registered Name	VMware, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock
Trading Symbol	VMW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--02-02
Entity Central Index Key	0001124610
Amendment Flag	false